Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Greenspring Income Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	GRIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Greenspring Income Opportunities Fund (the “Fund”) for the period of October 1, 2024 through September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.greenspringfunds.com/. You can also request this information by contacting us at (833) 574-7469.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 574-7469
Additional Information Website	https://www.greenspringfunds.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended September 30, 2025, the Fund  returned 5.97%. In comparison, the Bloomberg U.S. Aggregate Bond Index gained 2.88%, while the ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index advanced 6.35% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
Fixed income markets were influenced primarily by several reductions in the Fed Funds Target Rate and continued volatility in the longer end of the U.S. Treasury yield curve. Although inflation remains above the Fed’s long-term target, softening labor market conditions prompted the Federal Reserve to shift to a more dovish policy stance at its meeting in September.
The Fund’s performance benefited from the continued strength of the high yield market, as corporate earnings remained resilient despite tariff-related volatility and credit spreads held firm. Meanwhile, volatility in the U.S. Treasury market resulted in a shift in the yield curve, with short-term yields declining and longer-term yields moving slightly higher. This yield curve shift weighed on longer-duration benchmarks, such as the Bloomberg U.S. Aggregate Bond Index, which underperformed in this environment.
Due in large part to its shorter duration profile and higher weighted-average coupon, the Fund outperformed the Bloomberg U.S. Aggregate Bond Index during the year ended September 30, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (as of September 30, 2025)

	1 Year	Since Inception (12/15/2021)
Institutional Shares	5.97	4.88
Bloomberg U.S. Aggregate Bond Index	2.88	-0.33
ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index	6.35	4.80

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.greenspringfunds.com/ for more recent performance information.
Net Assets	$ 379,748,529
Holdings Count | $ / shares	141
Advisory Fees Paid, Amount	$ 2,145,152
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$379,748,529
Number of Holdings	141
Net Advisory Fee	$2,145,152
Portfolio Turnover	51%
Average Credit Quality	B1 / B+
Effective Duration	1.47 years
Weighted Average Maturity	2.49 years
30-Day SEC Yield	5.34%
30-Day SEC Yield Unsubsidized	5.35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers*	(% of Net Assets)
American Axle & Manufacturing, Inc.	1.9%
Burford Capital Global Finance LLC	1.6%
Owens-Brockway Glass Container, Inc.	1.5%
Enova International, Inc.	1.4%
NESCO Holdings II, Inc.	1.4%
fuboTV, Inc.	1.4%
TreeHouse Foods, Inc.	1.3%
Magnera Corp.	1.3%
MasTec, Inc.	1.3%
Century Communities, Inc.	1.3%

Top Sectors	(% of Net Assets)
Industrials	15.7%
Consumer Discretionary	13.0%
Financials	12.7%
Materials	9.9%
Energy	9.0%
Information Technology	7.0%
Consumer Staples	6.1%
Communication Services	5.7%
Health Care	4.5%
Real Estate	4.1%
Utilities	2.2%
Cash & Other	10.1%

Credit Breakdown**	(% of Net Assets)
BBB	3.5%
BB	38.0%
B	38.0%
CCC	4.6%
Not Rated	15.9%
[1],[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On June 30, 2025, the Trust, on behalf of the Fund, and Corbyn, entered into a new investment advisory agreement as a result of a change of control of Corbyn. Shareholders of the Fund approved the new investment advisory agreement at a special meeting of shareholders on June 17, 2025. The change of control did not impact the fees the Fund pays or the Fund’s operations.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2026 at  https://www.greenspringfunds.com/ or upon request at (833) 574-7469.

Updated Prospectus Phone Number	(833) 574-7469
Updated Prospectus Web Address	https://www.greenspringfunds.com/

[1]
**	Credit rating agencies Moody’s Investor Service (“Moody’s”) and Standards & Poor’s Corporation (“S&P”) rate the credit quality of debt issues. For reporting purposes, Corbyn Investment Management, Inc. (“Corbyn”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations. For example, if Moody’s and S&P both provide ratings, Corbyn assigns the median rating. The credit breakdown excludes holdings classified as cash and cash equivalents.

[2]
*	The top 10 holdings excludes investments in money market funds.